Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP025 [Member]
Master Trust [Line Items]
Master Trust [Table Text Block]
The following table presents the net assets of the Master Trust:

	As of December 31, 2025		As of December 31, 2024
	Master Trust	Plan Interest in Master Trust	Master Trust	Plan Interest in Master Trust
Registered Investment Companies (Mutual Funds)	$621,551,801	$41,755,118	$569,373,225	$37,835,310
Common/Collective Trusts	389,436,814	40,874,521	345,424,320	35,403,793
Berkshire Hathaway Stock Fund	56,895,914	2,660,377	55,306,537	2,344,400
Graham Holdings Company Stock Fund	5,243,851	157,942	4,321,924	122,597
Total net assets	$1,073,128,380	$85,447,958	$974,426,006	$75,706,100

The following table presents the net appreciation in the fair value of investments and investment income for the Master Trust for the year ended December 31, 2025:

Net appreciation in fair value of investments	$128,409,130
Interest and dividends	26,076,585
Total investment income	$154,485,715